Net defined benefit assets (liability) - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 2,690	$ 2,725	$ 2,860
Interest cost on net benefit obligation	(190)	74	250
Past service cost	62	13	16
Net periodic benefit cost (income)	2,562	2,812	3,126
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	2,690	2,725	2,860
Interest cost on net benefit obligation	2,015	1,715	972
Past service cost	62	13	16
Net periodic benefit cost (income)	4,767	4,453	3,848
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(2,205)	(1,641)	(722)
Past service cost	0	0	0
Net periodic benefit cost (income)	$ (2,205)	$ (1,641)	$ (722)